SHARE-BASED COMPENSATION (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 08, 2011 Excercise price before adjustment [Member] USD ($)	Dec. 08, 2011 Option exercise price before adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] CNY	Dec. 31, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] CNY	Dec. 08, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2013 Stock Options [Member] USD ($)	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting condition					3 years	4 years
Expected life in years					7 years	10 years										1 year 6 months
Exercise price							$ 1.20	$ 2.36					$ 0.93
Incremental share-based compensation expense									$ 322	2,030
Additional share-based compensation expense	1,835	11,108	11,187	11,457							85	535
Unrecognized share-based compensation costs	3,345	20,247							237	1,495	237	1,495
Unrecognized share-based compensation costs, recognition period	2 years 11 months 1 day	2 years 11 months 1 day
Aggregate intrinsic value of the equity awards exercised	326	1,971	311	2,125
Total fair value of the equity awards vested	$ 2,100	12,711	14,115	11,220
Weighted-average grant-date fair value of options granted														$ 1.03	$ 0.40	$ 1.15